Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.38%
Apparel Retail–0.36%
Ross Stores, Inc.	331	$38,949
Apparel, Accessories & Luxury Goods–0.41%
lululemon athletica, inc.(b)	116	44,116
Application Software–4.90%
Adobe, Inc.(b)	443	152,804
ANSYS, Inc.(b)	82	20,853
Atlassian Corp., Class A(b)	137	18,022
Autodesk, Inc.(b)	204	41,198
Cadence Design Systems, Inc.(b)	259	44,558
Datadog, Inc., Class A(b)	276	20,915
DocuSign, Inc.(b)	189	8,896
Intuit, Inc.	267	108,827
Splunk, Inc.(b)	154	11,963
Synopsys, Inc.(b)	145	49,233
Workday, Inc., Class A(b)	190	31,901
Zoom Video Communications, Inc., Class A(b)	238	17,952
		527,122
Automobile Manufacturers–3.36%
Lucid Group, Inc.(b)	1,586	16,082
Tesla, Inc.(b)	1,770	344,619
		360,701
Automotive Retail–0.48%
O’Reilly Automotive, Inc.(b)	60	51,872
Biotechnology–4.93%
Amgen, Inc.	506	144,918
Biogen, Inc.(b)	137	41,808
Gilead Sciences, Inc.	1,185	104,079
Moderna, Inc.(b)	370	65,087
Regeneron Pharmaceuticals, Inc.(b)	101	75,922
Seagen, Inc.(b)	174	21,122
Vertex Pharmaceuticals, Inc.(b)	243	76,885
		529,821
Cable & Satellite–2.19%
Charter Communications, Inc., Class A(b)	152	59,476
Comcast Corp., Class A	4,158	152,349
Sirius XM Holdings, Inc.	3,677	23,864
		235,689
Communications Equipment–1.81%
Cisco Systems, Inc.	3,911	194,455
Construction Machinery & Heavy Trucks–0.32%
PACCAR, Inc.	329	34,844
Data Processing & Outsourced Services–2.75%
Automatic Data Processing, Inc.	394	104,071
Fiserv, Inc.(b)	605	63,138
Paychex, Inc.	341	42,294
Shares		Value
Data Processing & Outsourced Services–(continued)
PayPal Holdings, Inc.(b)	1,093	$85,702
		295,205
Diversified Support Services–0.70%
Cintas Corp.	97	44,793
Copart, Inc.(b)	450	29,952
		74,745
Drug Retail–0.32%
Walgreens Boots Alliance, Inc.	817	33,906
Electric Utilities–1.41%
American Electric Power Co., Inc.	486	47,045
Constellation Energy Corp.	309	29,701
Exelon Corp.	939	38,846
Xcel Energy, Inc.	518	36,374
		151,966
General Merchandise Stores–0.30%
Dollar Tree, Inc.(b)	212	31,861
Health Care Equipment–1.57%
DexCom, Inc.(b)	371	43,140
IDEXX Laboratories, Inc.(b)	79	33,643
Intuitive Surgical, Inc.(b)	338	91,392
		168,175
Health Care Supplies–0.14%
Align Technology, Inc.(b)	74	14,553
Hotels, Resorts & Cruise Lines–1.57%
Airbnb, Inc., Class A(b)	378	38,609
Booking Holdings, Inc.(b)	38	79,019
Marriott International, Inc., Class A	307	50,762
		168,390
Hypermarkets & Super Centers–2.10%
Costco Wholesale Corp.	419	225,946
Industrial Conglomerates–1.30%
Honeywell International, Inc.	638	140,073
Interactive Home Entertainment–0.93%
Activision Blizzard, Inc.	740	54,723
Electronic Arts, Inc.	263	34,395
NetEase, Inc., ADR (China)	154	10,953
		100,071
Interactive Media & Services–8.96%
Alphabet, Inc., Class A(b)	3,414	344,780
Alphabet, Inc., Class C(b)	3,509	355,988
Baidu, Inc., ADR (China)(b)	172	18,679
Match Group, Inc.(b)	268	13,550
Meta Platforms, Inc., Class A(b)	1,946	229,823
		962,820
Internet & Direct Marketing Retail–6.43%
Amazon.com, Inc.(b)	5,806	560,511
eBay, Inc.	520	23,629

See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
JD.com, Inc., ADR (China)	478	$27,332
MercadoLibre, Inc. (Brazil)(b)	47	43,756
Pinduoduo, Inc., ADR (China)(b)	443	36,344
		691,572
Internet Services & Infrastructure–0.19%
VeriSign, Inc.(b)	102	20,381
IT Consulting & Other Services–0.28%
Cognizant Technology Solutions Corp., Class A	490	30,483
Life Sciences Tools & Services–0.30%
Illumina, Inc.(b)	149	32,494
Movies & Entertainment–1.20%
Netflix, Inc.(b)	421	128,628
Packaged Foods & Meats–1.24%
Kraft Heinz Co. (The)	1,158	45,567
Mondelez International, Inc., Class A	1,295	87,555
		133,122
Pharmaceuticals–0.35%
AstraZeneca PLC, ADR (United Kingdom)	560	38,063
Railroads–0.62%
CSX Corp.	2,024	66,165
Research & Consulting Services–0.26%
Verisk Analytics, Inc.	149	27,373
Restaurants–1.03%
Starbucks Corp.	1,084	110,785
Semiconductor Equipment–2.73%
Applied Materials, Inc.	814	89,214
ASML Holding N.V., New York Shares (Netherlands)	81	49,258
Enphase Energy, Inc.(b)	128	41,036
KLA Corp.	134	52,682
Lam Research Corp.	130	61,409
		293,599
Semiconductors–12.60%
Advanced Micro Devices, Inc.(b)	1,525	118,386
Analog Devices, Inc.	486	83,548
Broadcom, Inc.	383	211,045
Intel Corp.	3,877	116,582
Marvell Technology, Inc.	806	37,495
Microchip Technology, Inc.	522	41,337
Shares		Value
Semiconductors–(continued)
Micron Technology, Inc.	1,042	$60,071
NVIDIA Corp.	1,997	337,952
NXP Semiconductors N.V. (China)	248	43,608
QUALCOMM, Inc.	1,061	134,206
Skyworks Solutions, Inc.	152	14,534
Texas Instruments, Inc.	864	155,918
		1,354,682
Soft Drinks–3.21%
Keurig Dr Pepper, Inc.	1,338	51,741
Monster Beverage Corp.(b)	499	51,327
PepsiCo, Inc.	1,304	241,905
		344,973
Systems Software–11.29%
Crowdstrike Holdings, Inc., Class A(b)	203	23,883
Fortinet, Inc.(b)	746	39,657
Microsoft Corp.	4,248	1,083,835
Palo Alto Networks, Inc.(b)	283	48,082
Zscaler, Inc.(b)	134	17,882
		1,213,339
Technology Hardware, Storage & Peripherals–12.61%
Apple, Inc.(c)	9,159	1,355,807
Trading Companies & Distributors–0.26%
Fastenal Co.	544	28,021
Trucking–0.30%
Old Dominion Freight Line, Inc.	106	32,077
Wireless Telecommunication Services–1.67%
T-Mobile US, Inc.(b)	1,185	179,480
Total Common Stocks & Other Equity Interests (Cost $10,744,877)		10,466,324
Money Market Funds–2.44%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e)	91,755	91,755
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(d)(e)	65,523	65,543
Invesco Treasury Portfolio, Institutional Class, 3.76%(d)(e)	104,863	104,862
Total Money Market Funds (Cost $262,148)		262,160
TOTAL INVESTMENTS IN SECURITIES–99.82% (Cost $11,007,025)		10,728,484
OTHER ASSETS LESS LIABILITIES—0.18%		19,574
NET ASSETS–100.00%		$10,748,058
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$207,032	$1,018,674	$(1,133,952)	$1	$-	$91,755	$608
Invesco Liquid Assets Portfolio, Institutional Class	147,886	727,625	(809,967)	2	(3)	65,543	630
Invesco Treasury Portfolio, Institutional Class	236,608	1,164,199	(1,295,945)	-	-	104,862	984
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,849	38,463	(70,312)	-	-	-	90*
Invesco Private Prime Fund	81,896	81,952	(163,836)	(8)	(4)	-	239*
Total	$705,271	$3,030,913	$(3,474,012)	$(5)	$(7)	$262,160	$2,551

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Micro E-Mini Nasdaq 100 Index Future	11	December-2022	$264,930	$(1,496)	$(1,496)

(a)	Futures contracts collateralized by $12,865 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,466,324	$—	$—	$10,466,324
Money Market Funds	262,160	—	—	262,160
Total Investments in Securities	10,728,484	—	—	10,728,484
Other Investments - Liabilities*
Futures Contracts	(1,496)	—	—	(1,496)
Total Investments	$10,726,988	$—	$—	$10,726,988

*	Unrealized appreciation (depreciation).
Invesco NASDAQ 100 Index Fund